Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 25, 2018 shares	Dec. 31, 2017 $ / shares shares	Jun. 30, 2014 $ / shares shares	Sep. 30, 2012 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $					$ 35,000	$ 19,000	$ 3,000
Tax benefit relating to share-based compensation expense | $					3,000	$ 1,000	$ 0
Unrecognized share-based compensation expense | $					$ 44,000
Unrecognized share-based compensation costs weighted-average period					1 year 1 month 13 days
Shares authorizes					25,000,000
Common shares authorized period					5 years
Period after adoption by board for shares granted on termination of plan					10 years
Percent of shares issued					0.88
CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		214,574			0	214,574
CNH DCP | CNH Industrial
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share exchange ratio with new entity					3.828
CNH DCP | Annual Retainer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $					$ 125
CNH DCP | Audit Committee Membership
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $					25
CNH DCP | Audit Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $					35
CNH DCP | Governance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $					20
CNH DCP | Governance And Sustainability Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $					$ 25
CNH Industrial DCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lock in Period for sale of common shares					6 months
Stock options terminate after grant date					10 years
Stock option termination date after individual ceases to director					6 months
Common shares available for issuance					200,000
Common shares issued					50,000
Share based compensation, exercise price | $ / shares					$ 9.42
Share based compensation, weighted average fair value | $ / shares							$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					0.00
Executive Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorizes					7,000,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of previously recognized share-based compensation expense | $						$ 37,000
Granted		7,000,000			600,000	0			12,000,000
Share-based award period		3 years							5 years
Reduction in payout percentage					30.00%
Expected volatility period ending on grant date					3 years
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale					0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale					130.00%
Market Condition Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of awards granted | $ / shares		$ 9.14			$ 8.69
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,000,000	4,000,000	2,000,000
Fair value of stock awarded | $ / shares					$ 11.63	$ 13.23	$ 7.30
Vesting period					3 years
Restricted Stock Units | CNH Industrial DCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					0
Fair value of stock awarded | $ / shares						$ 9.28	$ 6.78
Restricted Stock Units | Board of Directors Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			3,000,000
Fair value of stock awarded | $ / shares			$ 10.41
Restricted share unit vested	450,000					450,000	600,000	750,000	750,000
Stock Option Plan | CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued					0.00	0.00	0.00
Original contract term of option					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					0.00
Stock Option Plan | CNH EIP | Target Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued				2,700,000
Stock Option Plan | CNH EIP | Actual Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued										4,000,000